Investment Strategy - Performance Trust Short Term Bond ETF	Dec. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by active allocation in investment and non-investment grade quality bond markets. Non-investment grade securities are commonly referred to as “high yield” or “junk” bonds. PT Asset Management, LLC (DBA: PTAM) (the “Adviser”), the Fund’s investment adviser, uses a value-oriented strategy to select investments that the Adviser believes have superior risk-reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality.

The Adviser’s Portfolio Managers oversee the investment selection, sector allocation, and all decision-making regarding the Fund, which is guided by Shape Management, the Adviser’s proprietary investment methodology. Shape Management is a math and logic approach that analyzes bonds and other fixed-income securities in a wide variety of future interest rate scenarios. The Adviser employs a team approach in investment selection and sector allocation. The Adviser’s investment team adheres to a disciplined and repeatable investment methodology which combines third-party and proprietary investment tools with the investment team’s experience in the industry. The investment process involves evaluating new investments, new sectors, and allocations on a daily basis, due to the dynamic nature of the bond universe. The Fund may engage in active and frequent trading of its portfolio.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds or derivatives and other instruments that have economic characteristics similar to such securities. As discussed further below, the Adviser will manage the Fund’s investment portfolio with a target dollar-weighted average portfolio duration of 4 or less. The Fund’s investments in bonds and other instruments that have economic characteristics similar to bonds may consist of, but are not limited to the following: (1) securities issued or guaranteed by the U.S. Government, its agencies, or sponsored corporations, (2) corporate obligations, (3) mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”)) and other asset-backed securities (“ABS”), collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multi-class pass-through securities, private mortgage pass-through securities, stripped mortgage-backed securities (“SMBS”) (which include interest-only and principal-only securities), and inverse floaters, (4) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), (5) municipal securities and other debt obligations issued by state and local governments and government sponsored entities, (6) distressed and defaulted securities, (7) payment-in-kind bonds, (8) zero-coupon bonds, (9) cash and cash equivalents, (10) other short-term investments including, but not limited to, commercial paper, certificates of deposit, repurchase agreements and investments in money market funds or similar pooled investments, and (11) other instruments bearing fixed or variable interest rates of any maturity.

The Fund may invest in derivatives, specifically futures contracts, options, and swaps, to achieve its investment objective or to attempt to hedge some of the Fund’s investment risk. Derivatives that provide exposure to bonds and other investments that have economic characteristics similar to bonds may be used to satisfy the Fund’s policy to invest at least 80% of its net assets in bonds. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market.

The Fund will invest primarily in investment grade quality securities. The Fund may invest up to 30% of its net assets in below investment-grade securities. Investment grade quality securities include securities rated “investment grade” (e.g., BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged by the Adviser to be of comparable quality.

The Adviser will manage the Fund’s investment portfolio with a target dollar-weighted average portfolio duration of 4 or less. The duration of the Fund’s investment portfolio may vary materially from its target from time to time, there is no assurance that the duration of the Fund’s investment portfolio will conform to these limits, and the targets could potentially change based on composition changes within the Bloomberg U.S. Aggregate Bond Index, which is used to determine the Fund’s duration target. Duration is a measure that is used to estimate the sensitivity of the security’s price to changes in interest rates. The longer the duration of the Fund’s portfolio, the more sensitive its market value will be to changes in interest rates.

The Fund may allocate to bond markets described above by investing in other investment companies, including but not limited to, other open-end or closed-end investment companies and ETFs, in each case affiliated or unaffiliated with the Fund. The allocation amount may be limited by tax considerations or other factors.

The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third (33 1/3%) of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.

The Fund may lend its portfolio securities to generate additional income.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.
Strategy Portfolio Concentration [Text]	The Fund will invest primarily in investment grade quality securities. The Fund may invest up to 30% of its net assets in below investment-grade securities.